UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08037

Dunham Funds

(Exact name of registrant as specified in charter)

10251 Vista Sorrento Pkwy, Ste. 200, San Diego, CA

92121

(Address of principal executive offices)

(Zip code)

Emile Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

10/31

Date of reporting period: 7/31/08

Item 1.  Schedule of Investments.

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited)
July 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CORPORATE NOTES & BONDS - 28.90%
Aerospace / Defense - 0.12%
United Technologies Corp.	$ 120,000	4.875%		5/1/15	$ 117,118

Advertising - 0.27%
Affinion Group, Inc.	255,000	10.125%		10/15/13	253,210

Banks - 3.83%
Bank of America Corp.	175,000	5.750%		8/15/16	163,421
Bank of America Corp.	190,000	5.650%		5/1/18	177,165
Bank of America Corp.	170,000	8.125%	+	Perpetual	158,136
Barclays Bank PLC - 144A	400,000	7.700%	+	Perpetual	382,326
Capital One Financial Corp.	115,000	6.150%		9/1/16	104,774
Capital One Financial Corp.	405,000	5.700%		9/15/11	374,079
Citigroup, Inc.	141,000	5.000%		9/15/14	127,888
Credit Suisse	285,000	6.000%		2/15/18	276,416
First Republic Bank	79,000	7.750%		9/15/12	84,773
HBOS PLC - 144A	200,000	6.657%	+	Perpetual	126,892
J.P. Morgan Chase & Co.	335,000	5.750%		1/2/13	328,678
J.P. Morgan Chase & Co.	225,000	7.900%	+	Perpetual	208,130
Resona Bank, Ltd. - 144A	165,000	5.850%	+	Perpetual	135,138
Royal Bank of Scotland Group - 144A	335,000	6.990%	+	Perpetual	279,227
Santander Issuances - 144A	165,000	5.911%		6/20/16	157,302
Wachovia Corp.	255,000	5.750%		2/1/18	217,152
Wells Fargo & Co.	270,000	5.625%		12/11/17	258,157
					3,559,654
Beverages - 0.15%
Diaego Capital PLC	140,000	5.750%		10/23/17	137,671

Broadcasting / Cable TV - 0.75%
British Sky Broadcast Group PLC	105,000	8.200%		7/15/09	108,510
Clear Channel Communications, Inc.	165,000	7.650%		9/15/10	152,343
Time Warner Cable, Inc.	430,000	6.750%		7/1/08	433,637
					694,490
Building Materials - 0.33%
Mohawk Industries, Inc.	320,000	5.750%		1/15/11	309,872

Chemicals - 0.59%
Du Pont (EI) De Nemours & Co.	435,000	6.000%		7/15/18	440,549
Huntsman International LLC	115,000	7.375%		1/1/15	104,525
					545,074
Commercial Services - 0.57%
Di Finance/Dyncorp International-144A	260,000	9.500%		2/15/13	258,375
Hertz Corp.	275,000	8.875%		1/1/14	276,412
					534,787
Diversified Financial Services - 1.84%
AMR Real Estate Finance	295,000	7.125%		2/15/13	264,825
Bear Stearns Company, Inc.	270,000	7.250%		2/1/18	281,949
Credit Suisse Guernsey, Ltd.	175,000	5.860%	+	Perpetual	142,415
Janus Capital Group, Inc.	80,000	6.250%		6/15/12	78,818
Merrill Lynch & Company, Inc.	145,000	5.054%	+	5/12/10	140,799
Merrill Lynch & Company, Inc.	360,000	6.875%		4/25/18	336,996
Morgan Stanley	170,000	4.904%	+	5/14/10	168,649
Morgan Stanley Dean	320,000	6.625%		4/1/18	296,096
					1,710,547
SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
July 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Diversified Manufacturing - 0.83%
Bombardier, Inc.-144A	$ 310,000	8.000%		11/15/14	$ 316,200
Honeywell International, Inc.	185,000	5.300%		3/1/18	181,505
Tyco Electronics Group	270,000	6.000%		10/1/12	273,907
					771,612
Electric-Integrated - 1.26%
Appalachian Power Co.	500,000	5.550%		4/1/11	504,192
Florida Power Corp.	220,000	6.650%		7/15/11	231,502
Florida Power Corp.	255,000	6.400%		6/15/38	257,274
Nevada Power Co.	180,000	6.500%		8/1/18	181,101
					1,174,069
Finance - 2.58%
American General Finance Corp.	640,000	4.000%		3/15/11	620,783
American General Finance Corp.	220,000	5.750%		9/15/16	212,429
Countrywide Home Loan, Inc.	320,000	4.000%		3/22/11	312,779
General Electric Capital Corp.	185,000	4.875%		10/21/10	189,682
General Electric Capital Corp.	315,000	5.875%		1/14/38	284,526
General Electric Capital Corp.	285,000	6.375%	+	11/15/67	263,245
International Lease Finance Corp.	400,000	5.625%		9/20/13	389,300
John Deere Capital Corp.	125,000	5.350%		4/3/18	122,747
					2,395,491
Financial - 0.18%
Genworth Global Funding	105,000	5.125%		3/15/11	105,000
UBS Preferred Funding Trust	70,000	6.243%	+	Perpetual	59,677
					164,677
Food - 1.12%
General Mills, Inc.	120,000	5.650%		9/10/12	120,265
Kraft Foods, Inc	525,000	6.125%		8/23/18	513,415
Safeway, Inc.	395,000	6.500%		3/1/11	408,872
					1,042,552
Healthcare - 0.46%
Johnson & Johnson	420,000	5.150%		7/15/18	426,703

Insurance - 2.09%
Chubb Corp.	100,000	6.375%		4/15/37	92,259
Genworth Financial, Inc.	525,000	6.515%		5/22/18	475,220
Genworth Financial, Inc. - Cl. A	65,000	6.150%	+	11/15/66	48,890
ING Groep NV	230,000	5.775%		Prepetual	190,958
Lincoln National Corp.	215,000	6.050%		4/20/67	167,900
Lincoln National Corp.	395,000	5.650%		8/27/12	392,330
Protective Life Corp.	316,000	4.000%		4/1/11	308,675
Prudential Financial, Inc.	275,000	8.875%	+	6/15/38	265,266
					1,941,498
Internent - 0.18%
USA Interactive	150,000	7.000%		1/15/13	166,834

Investment Companies - 0.18%
Xstrata Finance Canada, Ltd. - 144A	180,000	5.800%		11/15/16	169,584

Medical - 0.74%
Quest Diagnostics, Inc.	200,000	6.400%		7/1/17	200,403
Wellpoint, Inc.	380,000	5.000%		1/15/11	376,394
Wyeth	107,000	5.500%		3/15/13	107,855
					684,652

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
July 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Mining - 0.70%
Alcoa, Inc.	$ 240,000	6.000%		7/15/13	$ 239,989
Freeport-McMoRan Copper & Gold, Inc.	260,000	8.375%		4/1/17	275,023
PNA Group, Inc.	110,000	10.750%		9/1/16	130,625
					645,637
Multimedia - 0.48%
Echostar DBS Corp.	240,000	7.125%		2/1/16	222,633
United Artist Theatre Circuit, Inc.	6,952	9.300%		7/1/15	6,741
Viacom, Inc.	210,000	5.750%		4/30/11	212,876
					442,250
Office Automation & Equipment - 0.19%
Ikon Office Solutions	180,000	7.750%		9/15/15	172,991

Oil - 2.38%
Allis-Chalmers Energy Inc	290,000	8.500%		3/1/17	263,175
Burlington Resoucres*	3,863	0.000%		12/31/40	-
Canadian Natural Resoucres, Ltd.	365,000	6.750%		2/1/39	363,779
Compton Pet Finance Corp.	175,000	7.625%		12/1/13	171,916
Encore Acquisition Co.	145,000	6.000%		7/15/15	124,783
EOG Resources, Inc.	355,000	5.875%		9/15/17	354,825
Husky Energy, Inc.	260,000	6.200%		9/15/17	257,592
Kinder Morgan Energy Partners, L.P.	135,000	5.850%		9/15/12	136,069
Trans-Canada Pipelines, Ltd.	65,000	6.350%	+	5/15/67	54,928
XTO Energy, Inc.	480,000	5.900%		8/1/12	485,018
					2,212,085
Paper / Paper Products - 0.04%
Exopac Holdings, Inc.	35,000	11.250%		2/1/14	36,853

Pipelines - 0.87%
Atmos Energy Corp.	395,000	6.350%		6/15/17	394,157
Enbridge Energy Partners MLP	60,000	5.875%		12/15/16	58,118
Energy Transfer Partners LP	295,000	6.700%		7/1/18	297,522
Pacific Energy Partners Financial	55,000	6.250%		9/15/15	55,141
					804,938
REITS-Apartments - 0.06%
AvalonBay Communities, Inc.	65,000	5.750%		9/15/16	58,894

REITS-Regional Malls - 0.11%
Simon Property Group LP	105,000	5.600%		9/1/11	105,375

Real Estate - 0.38%
Duke Realty LP	200,000	5.625%		8/15/11	195,998
Westfield Group LP- 144A	175,000	5.700%		10/1/16	157,193
					353,191
Real Estate / REIT's - 0.58%
ERP Operating LP	110,000	5.375%		8/1/16	95,546
Merrill Lynch Mortgage Trust	450,000	4.556%		5/12/43	445,641
					541,187
Retail-Discount Store - 0.11%
Costco Wholesale Corp.	105,000	5.500%		3/15/17	104,086

SCHEDULE OF INVESTMENTS					.
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
July 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Software - 0.96%
Fiserv, Inc.	$ 375,000	6.125%		11/20/12	$ 384,114
Intuit, Inc.	210,000	5.750%		3/15/17	201,310
Oracle Corp.	305,000	5.750%		4/15/18	304,524
					889,948
Technology - 0.60%
Amkor Technology Inc.	285,000	7.750%		5/15/13	276,978
Cisco Systems, Inc.	275,000	5.500%		2/22/16	277,154
					554,132
Telecommunications - 1.91%
AT&T, Inc.	390,000	6.250%		3/15/11	403,254
Telecom Italia Capital	345,000	5.250%		10/1/15	314,640
Telefonica Emisiones Sau	310,000	5.984%		6/20/11	315,879
Verizon Communications, Inc.	440,000	5.500%		2/15/18	420,789
Verizon Communications, Inc.	60,000	6.900%		4/15/38	59,724
Virgin Media Finance PLC	280,000	8.750%		4/15/14	262,346
					1,776,632
Tobbacco - 0.75%
Philip Morris Intl., Inc.	90,000	4.875%		5/16/13	89,567
Philip Morris Intl., Inc.	435,000	5.650%		5/16/18	433,027
Philip Morris Intl., Inc.	175,000	6.375%		5/16/38	177,923
					700,517
Transportation - 0.15%
Canadian National Railway Co.	85,000	6.200%		6/1/36	85,055
CHC Helicopter Corp.	55,000	7.375%		5/1/14	50,629
					135,684
Utilities - 0.56%
Midamerican Energy Holdings	400,000	5.650%		7/15/12	412,698
Midamerican Energy Holdings	120,000	5.800%		10/15/36	109,106
					521,804
TOTAL CORPORATE NOTES & BONDS
(Cost - $27,572,261)					26,856,299

MORTGAGE BACKED SECURITIES - 5.30%
Banc of America Funding Corp. Series 2007-E 9A1	781,350	6.310%		9/20/37	586,136
Citigroup Mortgage Loan Trust, Inc. Series 2004-NCM2 2CB3	26,577	8.000%		8/25/34	26,359
FHARM Pool 781192	49,010	5.980%	+	2/1/34	49,610
FN Pool 792454	198,439	4.500%		11/1/19	190,625
FNARM Pool 724178	23,030	7.133%	+	7/1/33	23,227
FNARM Pool 739151	29,906	6.908%	+	9/1/33	30,337
FNARM Pool 776324	62,583	4.991%	+	4/1/34	63,436
Freddie Mac Series 2503-B	64,876	5.500%		9/15/17	65,926
Freddie Mac Series 2764-HW	212,486	5.000%		3/15/19	208,518
HSI Asset Loan Obligation Series 2007-AR2 4A1	3,611,501	6.123%		9/25/37	2,878,695
Master Alternative Loans Trust Series 2003-7 5A1	90,428	6.250%		11/25/33	80,756
Master Alternative Loans Trust Series 2004-1 3A1	66,744	7.000%		1/25/34	66,286
Master Alternative Loans Trust Series 2004-5 6A1	40,308	7.000%		6/25/34	34,791
Master Alternative Loans Trust Series 2004-6 6A1	234,863	6.500%		7/25/34	205,431
Morgan Stanley Mortgage Loan Trust Series 2004-3 3A	299,660	6.000%		4/25/34	289,921
Residential Asset Mortgage Products, Inc. Series 2004-SL3 A4	132,570	8.500%		12/25/31	123,539
					4,923,593
TOTAL MORTGAGE BACKED SECURITIES
(Cost - $7,282,766)					4,923,593

SCHEDULE OF INVESTMENTS
Dunham Corporate / Government Bond Fund (Unaudited) (Continued)
July 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
U.S. GOVERNMENT AND AGENCIES - 57.07%
U.S. Government Agency - 34.49%
Federal National Mortgage Association	$ 1,455,000	3.250%		8/12/10	$ 1,455,032
Federal National Mortgage Association Pool 256596	3,749,813	5.000%		2/1/37	3,567,009
Federal National Mortgage Association Pool 888339	2,626,307	4.500%		4/1/37	2,407,995
Federal National Mortgage Association Pool 914024	3,399,757	5.000%		3/1/37	3,234,019
Federal National Mortgage Association Pool 960616	7,839,152	5.000%		1/1/23	7,711,766
Federal National Mortgage Association Pool 967003	7,906,814	5.000%		12/1/22	7,778,327
Federal National Mortgage Association Pool 735136	201,201	4.500%		1/1/35	184,476
FGLMC Pool G01499	119,630	7.000%		1/1/33	124,975
FNCL -TBA	2,685,000	5.000%		8/1/23	2,636,333
FNMA -TBA	1,600,000	6.000%		8/1/32	1,607,000
Freddie Mac	1,360,000	3.375%		6/28/13	1,342,456
					32,049,388
U.S. Treasury Obligations - 24.02%
U.S. Treasury Notes	12,575,000	2.750%		7/31/10	12,630,016
U.S. Treasury Notes	3,475,000	2.750%		2/28/13	3,411,473
U.S. Treasury Notes	860,000	4.750%		8/15/17	916,676
U.S. Treasury Notes	4,520,000	6.250%		8/15/23	5,362,759
					22,320,924
TOTAL U.S. GOVERNMENT AND AGENCIES
(Cost - $53,486,070)					54,370,312

SHORT TERM INVESTMENTS - 11.37%
Federal Home Loan Bank Discount Note	10,500,000	2.050%		8/1/08	10,500,000

	Shares
Citi Dollars On Deposit	61,027	1.850%	+		61,027
TOTAL SHORT TERM INVESTMENTS
(Cost - $10,561,027)					10,561,027

Total Investments - 104.08%
(Cost - $98,902,124)					96,711,231
Other assets less liabilities - (4.08)%					(3,788,795)
NET ASSETS - 100.00%					$ 92,922,436

+ Variable rate security. Interest rate is as of July 31, 2008
* Defaulted security
REIT- Real Estate Investment Trust
TBA- When-issued security
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2008, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 365,800
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(2,556,693)
Net unrealized depreciation					$ (2,190,893)

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited)
July 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CORPORATE BONDS - 90.57%
Aerospace/Defense - 0.25%
BE Aerospace, Inc.	$ 170,000	8.500%		7/1/18	$ 164,654

Airlines - 0.35%
American Airlines, Inc.	290,000	8.608%		4/1/11	234,900

Auto Parts & Equipment - 0.96%
Exide Technologies	320,000	10.500%		3/15/13	305,600
Titan International, Inc.	340,000	8.000%		1/15/12	331,500
					637,100
Apparel - 1.34%
Perry Ellis International, Inc.	380,000	8.875%		9/15/13	351,500
Phillips Van-Heusen	115,000	7.250%		2/15/11	115,539
Phillips Van-Heusen	420,000	7.750%		11/15/23	422,307
					889,346
Beverages - 0.38%
Cott Beverages USA, Inc.	290,000	8.000%		12/15/11	254,199

Broadcasting - 0.62%
Sinclair Broadcast Group, Inc.	406,000	8.000%		3/15/12	410,243

Cable Television - 3.87%
Charter Communications Operating Capital SR NTS - 144A	1,065,000	8.375%		4/30/14	1,011,750
CSC Holdings, Inc.	390,000	8.125%		7/15/09	395,771
General Cable Corp.	440,000	7.125%		4/1/17	389,978
HSN, Inc. - 144A	265,000	11.250%		8/1/16	265,662
Mediacom LLC Capital Corp.	500,000	9.500%		1/15/13	495,360
					2,558,521
Casinos - 4.01%
Isle of Capri Casinos, Inc.	570,000	7.000%		3/1/14	400,033
Mandalay Resort Group	540,000	7.625%		7/15/13	524,333
MGM Mirage	570,000	8.375%		2/1/11	581,920
MTR Gaming Group, Inc.	315,000	9.750%		4/1/10	321,169
OED Corp./Diamond Jo, LLC	410,000	8.750%		4/15/12	348,500
Pinnacle Entertainment, Inc.	150,000	8.250%		3/15/12	142,815
Pinnacle Entertainment, Inc.	450,000	7.500%		6/15/15	335,250
					2,654,020
Coal - 0.37%
Foundation PA Coal Co.	260,000	7.250%		8/1/14	243,205

Commericial Services - 3.64%
ACE Cash Express, Inc. - 144A	545,000	10.250%		10/1/14	406,025
Aramark Corp. Cl. B	220,000	5.000%		6/1/12	193,325
Aramark Corp. Cl. B	530,000	8.500%		2/1/15	528,012
Cornell Companies, Inc.	295,000	10.750%		7/1/12	299,425
Lender Process Services, Inc. - 144A	250,000	8.125%		7/1/16	249,688
NCO Group, Inc.	350,000	7.679%	+	11/15/13	273,875
United Rentals North America, Inc.	480,000	7.750%		11/15/13	452,570
					2,402,920
SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited) (Continued)
July 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Computers - 1.63%
Sensus Metering Systems, Inc.	$ 330,000	8.625%		12/15/13	$ 317,454
Sungard Data Systems, Inc.	225,000	4.875%		8/15/13	185,098
Sungard Data Systems, Inc.	560,000	9.125%		1/15/14	574,046
					1,076,598
Cosmetics - 0.50%
Elizabeth Arden, Inc.	340,000	7.750%		1/15/14	327,336

Distribution - 0.86%
Wesco Distribution, Inc.	655,000	7.500%		10/15/17	569,467

Diversified Manufacturing - 1.24%
Belden CDT, Inc.	380,000	7.000%		3/15/17	360,050
Coleman Cable, Inc.	450,000	9.875%		10/1/12	460,037
					820,087
Electric - 7.12%
AES Corp.	485,000	7.750%		3/1/14	484,880
Mirant America General LLC	165,000	8.300%		5/1/11	164,833
Mirant Mid-Atlantic, LLC	584,576	10.060%		12/30/28	684,650
NRG Energy, Inc.	1,345,000	7.375%		2/1/16	1,199,545
Reliant Energy, Inc.	600,000	7.625%		6/15/14	580,973
Superior Essex Communications, LLC	880,000	9.000%		4/15/12	894,511
Texas Competitive Electric Holdings Co., LLC - 144A	695,000	10.250%		11/1/15	697,099
					4,706,491
Electronics - 1.32%
Itron, Inc.	385,000	7.750%		5/15/12	385,481
Sanmina-SCI Corp. - 144A	525,000	5.526%	+	6/15/14	488,250
					873,731
Energy - 1.08%
Markwest Energy	710,000	8.500%		7/15/16	715,557

Entertaiment - 0.85%
Mohegan Tribal Gaming Authority	370,000	8.000%		4/1/12	320,795
Mohegan Tribal Gaming Authority	260,000	7.125%		8/15/14	241,682
					562,477
Finance - Auto Loans - 1.72%
Ford Motor Credit Co.	1,565,000	7.000%		10/1/13	1,138,862

Financial Services - 3.82%
Cardtronics, Inc.	570,000	9.250%		8/15/13	535,800
CIT Group, Inc.	375,000	4.250%		2/1/10	325,892
Galaxy Entertainment Galent - 144A	600,000	9.875%		12/15/12	579,000
General Motors Acceptance Corp.	985,000	6.875%		8/28/12	625,662
Global Cash Acc/Finance	460,000	8.750%		3/15/12	456,586
					2,522,940
Forest Products & Paper - 1.56%
Buckeye Technologies, Inc.	290,000	8.500%		10/1/13	287,624
Domtar, Inc.	230,000	5.375%		12/1/13	199,074
Domtar, Inc.	275,000	9.500%		8/1/16	272,938
Mercer International, Inc.	305,000	9.250%		2/15/13	274,500
					1,034,136
SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited) (Continued)
July 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Healthcare - 7.14%
Advanced Medical Optics, Inc.	$ 495,000	7.500%		5/1/17	$ 453,621
Bausch & Lomb, Inc. - 144A	315,000	9.875%		11/1/15	322,875
Biomet, Inc.	165,000	10.000%		10/15/17	178,137
Boston Scientific Corp,	410,000	6.400%		6/15/16	362,237
Community Health Systems, Inc.	680,000	8.875%		7/15/15	685,100
DaVita, Inc.	290,000	7.250%		3/15/15	260,966
DaVita, Inc.	205,000	6.625%		3/15/13	192,000
HCA	1,025,000	9.250%		11/15/16	1,055,750
Invacare Corp.	270,000	9.750%		2/15/15	272,782
Select Medical Corp.	350,000	7.625%		2/1/15	302,792
Skilled Healthcare Group Inc	345,000	11.000%		1/15/14	363,975
Universal Hospital Services, Inc.	270,000	8.500%		6/1/15	270,000
					4,720,235
Holding Companies-Divers - 0.39%
Capmark Financial Group, Inc.	400,000	5.875%		5/10/12	254,915

Hotels - 0.55%
Gaylord Entertainment Co.	390,000	8.000%		11/15/13	360,179

Household Products - 1.20%
Jarden Corp.	470,000	7.500%		5/1/17	409,237
Prestige Brands, Inc.	385,000	9.250%		4/15/12	386,925
					796,162
Housewares - 0.54%
Libbey Glass, Inc.	355,000	9.927%	+	6/1/11	356,775

Insurance - 0.55%
Hub International Holdings, Inc. - 144A	410,000	9.000%		12/15/14	364,900

Internet - 0.39%
Expedia, Inc. - 144A	275,000	8.500%		7/1/16	261,250

Leisure Time - 0.74%
Royal Caribbean Cruises, Ltd.	285,000	7.000%		6/15/13	252,278
Travelport LLC	285,000	9.875%		9/1/14	239,400
					491,678
Lodging - 0.51%
Las Vegas Sands Corp.	430,000	6.375%		2/15/15	334,311

Machinery-Diversified - 0.76%
Terex Corp	350,000	7.375%		1/15/14	345,186
Chart Industries, Inc.	150,000	9.125%		10/15/15	155,625
					500,811
Machinery-Electrical - 0.53%
Baldor Electric Co.	350,000	8.625%		2/15/17	350,563

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited) (Continued)
July 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Media - 0.56%
Idearc, Inc	$ 720,000	8.000%		11/15/16	$ 367,872

Medical Services - 1.35%
Sun Healthcare Group, Inc.	530,000	9.125%		4/15/15	527,350
Team Health, Inc.	350,000	11.250%		12/1/13	364,000
					891,350
Mining - 2.62%
Century Aluminuin Company	375,000	7.500%		8/15/14	354,529
Freeport-McMoran Copper & Gold, Inc.	580,000	8.375%		4/1/17	613,512
Noranda Aluminium Acquisitions Corp.	880,000	6.827%	+	5/15/15	761,200
					1,729,241
Office Furnishings - 0.40%
Interface, Inc.	255,000	10.375%		2/1/10	266,849

Oil & Gas - 10.18%
Allis-Chalmers Energy, Inc.	235,000	9.000%		1/15/14	232,148
Allis-Chalmers Energy, Inc.	340,000	8.500%		3/1/17	308,550
Aquila, Inc.	410,000	11.875%		7/1/12	475,600
Comstock Resources, Inc.	525,000	6.875%		3/1/12	499,117
Dune Energy, Inc.	340,000	10.500%		6/1/12	301,750
Forbes Energy Services, Ltd. - 144A	365,000	11.000%		2/15/15	365,000
Helix Energy Solutions Group-144A	600,000	9.500%		1/15/16	600,000
KCS Energy, Inc.	140,000	7.125%		4/1/12	133,887
Key Energy Services, Inc.-144A	510,000	8.375%		12/1/14	512,550
Linn Energy, LLC - 144A	320,000	9.875%		7/1/18	314,400
Mariner Energy, Inc.	575,000	7.500%		4/15/13	544,812
Mariner Energy, Inc.	370,000	8.000%		5/15/17	349,142
National Oilwell Varco, Inc.	185,000	6.125%		8/15/15	183,564
Petrohawk Energy Corp.	550,000	9.125%		7/15/13	544,721
Quicksilver Resources, Inc.	670,000	8.250%		8/1/15	657,258
Sandridge Energy, Inc. - 144A	430,000	8.000%		6/1/18	425,700
United Refining Co.	295,000	10.500%		8/15/12	278,951
					6,727,150
Pharmaceuticals - 0.55%
Omnicare, Inc.	390,000	6.750%		12/15/13	360,888

Printing Services - 0.65%
Cenveo Corp.	515,000	7.875%		12/1/13	430,197

Pipelines - 0.90%
Dynegy Roseton/Danskammer Pass Through Trust Series B	615,000	7.670%		11/8/16	593,876

Restaurants - 0.40%
Carrols Corp.	305,000	9.000%		1/15/13	262,300

Retail - Apparel - 1.60%
Brown Shoe Company, Inc.	575,000	8.750%		5/1/12	595,982
Collective Brands, Inc.	510,000	8.250%		8/1/13	460,998
					1,056,980
SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited) (Continued)
July 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Retail - Drug Store - 0.77%
Rite Aid Corp.	$ 575,000	7.500%		3/1/17	$ 507,510

Semiconductors - 0.86%
Conexant Systems, Inc.	318,000	6.554%	+	11/15/10	315,218
Spansion, Inc.-144A	360,000	5.935%	+	6/1/13	252,000
					567,218
Software - 0.64%
Broadridge Financial Solutions, Inc.	300,000	6.125%		6/1/17	258,750
Vangent, Inc.	195,000	9.625%		2/15/15	164,531
					423,281
Steel - 1.08%
AK Steel Corp.	725,000	7.750%		6/15/12	714,454

Storage - 0.71%
Mobile Services Group, Inc.	490,000	9.750%		8/1/14	470,400

Telecommunications - 8.29%
American Tower Corp. - 144A	340,000	7.000%		10/15/17	339,150
Broadview Networks Holdings, Inc.	685,000	11.375%		9/1/12	609,650
Centennial Communications Corp.	1,085,000	8.125%		2/1/14	1,087,260
Cricket Communications I	340,000	9.375%		11/1/14	334,094
Frontier Communications Corp.	595,000	6.625%		3/15/15	545,946
iPCS, Inc.	365,000	4.925%	+	5/1/13	324,850
Millicom International Cellular SA	560,000	10.000%		12/1/13	589,724
Nextel Communications, Inc.	370,000	6.875%		10/31/13	296,460
Sprint Nextel Corp.	585,000	6.000%		12/1/16	497,277
Virgin Media Finance Plc	520,000	8.750%		4/15/14	487,215
Windstream Corp.	365,000	8.125%		8/1/13	371,058
					5,482,684
Telephone - 5.81%
Cincinnati Bell, Inc.	1,300,000	8.375%		1/15/14	1,237,074
GC Impsat Holdings I PLC - 144A	435,000	9.875%		2/15/17	391,500
GCI, Inc.	520,000	7.250%		2/15/14	452,400
Global Crossing UK Finance PLC	350,000	10.750%		12/15/14	341,250
Qwest Communications International, Inc.	580,000	7.500%		2/15/14	566,305
Syniverse Technologies, Inc.	390,000	7.750%		8/15/13	368,550
Time Warner Telecom Holdings, Inc.	475,000	9.250%		2/15/14	482,125
					3,839,204
Theaters - 0.54%
AMC Entertainment, Inc.	360,000	8.625%		8/15/12	356,733

Transportation - 1.47%
Kansas City Southern Mex	460,000	7.625%		12/1/13	450,800
TFM SA de CV SR NTS	500,000	9.375%		5/1/12	522,914
					973,714
Vitamins & Nutrition - 0.40%
NBTY, Inc.	278,000	7.125%		10/1/15	265,751

TOTAL CORPORATE BONDS
(Cost - $62,888,343)					59,876,221

SCHEDULE OF INVESTMENTS
Dunham High-Yield Bond Fund (Unaudited) (Continued)
July 31, 2008

		Dividend			Market
Security	Shares	Rate			Value
CONVERTIBLE PREFERRED STOCK - 0.66%
REITS - Hotels - 0.29%
FelCor Lodging Trust, Inc.	12,875	8.000%			$ 194,412

Telecommunications - 0.37%
Lucent Technologies Capital Trust I	320	7.750%			243,200

TOTAL CONVERTIBLE PREFERRED STOCK
(Cost - $638,276)					437,612

		Interest
		Rate
SHORT TERM INVESTMENTS - 7.58%
Citi Dollars On Deposit	5,010,244	1.850%	+		5,010,244

TOTAL SHORT TERM INVESTMENTS
(Cost - $5,010,244)					5,010,244

Total Investments - 98.81%
(Cost - $68,536,863)					65,324,077
Other assets less liabilities - 1.19%					785,155
NET ASSETS - 100.00%					$ 66,109,232
____________
+ Variable rate security. Interest rate shown is as of July 31, 2008.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 204,728
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(3,417,514)
Net unrealized depreciation					$ (3,212,786)

SCHEDULE OF INVESTMENTS
Dunham Appreciation & Income Fund ( Unaudited)
July 31, 2008

					Market
Security				Shares	Value
COMMON STOCK - 49.62%
Aerospace/Defense - 2.19%
United Technologies, Corp.				13,945	$ 892,201

Apparel - 2.30%
Nike, Inc. - Class B				16,000	938,880

Beverages - 3.78%
Coca-Cola Co.				8,780	452,170
Molson Coors Brewing Co. - Cl. B				4,575	246,913
PepsiCo, Inc.				12,700	845,312
					1,544,395
Biotechnology - 1.52%
Biogen Idec, Inc.*				8,870	618,771

Commericial Services - 3.98%
Accenture, Ltd.				12,475	520,956
Apollo Group, Inc. - Cl. A*				7,400	460,946
ITT Educational Services, Inc.*				7,210	638,662
Manpower, Inc.				130	6,240
					1,626,804
Computers - 2.22%
Dell, Inc.*				36,875	906,019

Diversified Manufacturing - 3.69%
Honeywell International, Inc.				18,195	925,034
Illinois Tool Works, Inc.				12,400	580,940
					1,505,974
Healthcare Products - 1.48%
Alcon, Inc.				3,510	605,229

Insurance - 1.96%
Aon Corp.				17,450	799,210

Investment Services - 2.10%
T. Rowe Price Group, Inc.				14,300	855,855

Medical Products - 1.41%
Varian Medical Systems, Inc*				9,620	577,200

Multimedia - 1.64%
Disney (Walt) Co.				22,063	669,612

Oil & Gas - 3.02%
Ensco International, Inc.				3,265	225,742
Halliburton Co.				8,315	372,678
Noble Corp.				8,000	414,960
Pride International, Inc.*				5,705	221,142
					1,234,522

SCHEDULE OF INVESTMENTS
Dunham Appreciation & Income Fund (Unaudited) (Continued)
July 31, 2008

					Market
Security				Shares	Value
Pharmaceuticals - 2.04%
Express Scripts, Inc. - Cl. A*				6,000	$ 423,240
Novo Nordisk - ADR				6,450	409,639
					832,879
Retail - 2.36%
Coach, Inc.*				20,900	533,159
Yum Brands, Inc.				12,000	429,840
					962,999
Software - 7.34%
Adobe Systems, Inc.*				17,600	727,760
Infosys Technologies Ltd. - ADR				7,690	302,909
Intuit, Inc.*				22,825	623,807
Mastercard, Inc.				1,340	327,161
Microsoft Corp.				21,950	564,554
Oracle Corp.*				20,815	448,147
					2,994,338
Telecommunications - 4.97%
America Movil				5,365	270,879
Cisco Systems, Inc.*				25,125	552,499
Nokia Corp. - ADR				26,265	717,560
Qualcomm, Inc.				8,800	486,992
					2,027,930
Toys - 1.62%
Nintendo Co., Ltd - ADR				10,885	662,154

TOTAL COMMON STOCK
(Cost - $20,175,951)					20,254,972

		Dividend
Security	Shares	Rate
PREFERRED STOCK - 6.22%
Banks - 1.83%
Bank of America Corp. Convertible	800	7.250%			745,600

Finance-Consumer Loans - 0.87%
SLM Corp.	400	7.250%			357,000

Finance-Investment Banking - 1.78%
Citigroup, Inc	16,500	6.500%			726,497

Mining - 1.74%
Freeport-McMoran Copper & Gold Convertible	5,075	6.750%			711,667

TOTAL PREFERRED STOCK
(Cost - $2,833,291)					2,540,764
SCHEDULE OF INVESTMENTS
Dunham Appreciation & Income Fund (Unaudited) (Continued)
July 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
CONVERTIBLE BONDS - 41.23%
Aerospace & Defense - 3.13%
L-3 Communications Corp.	$ 690,000	3.000%		8/1/35	$ 790,050
Lockheed Martin Corp.	331,000	2.554%	+	8/15/33	486,570
					1,276,620
Biotechnology - 1.99%
Genzyme Corp.	720,000	1.250%		12/1/23	812,958

Commericial Services - 0.49%
Alliance Data Systems, Inc. - 144A	200,000	1.750%		8/1/13	199,846

Computers - 3.93%
Cadence Design System, Inc. - 144A	40,000	1.500%		12/15/13	29,400
EMC Corp.	970,000	1.750%		12/1/11	1,113,075
NetApp, Inc. - 144A	440,000	1.750%		6/1/13	460,350
					1,602,825
Diversified Manufacturing - 0.95%
Roper Industries, Inc.	500,000	1.481%	+	1/15/34	387,486

Healthcare Services/Products - 3.55%
Beckman Coulter, Inc. - 144A	165,000	2.500%		12/15/36	190,575
Beckman Coulter, Inc.	585,000	2.500%		12/15/36	675,675
Medtronic, Inc.	540,000	1.625%		4/15/13	582,486
					1,448,736
Internet - 4.24%
Amazon.com, Inc.	143,000	4.750%		2/1/09	156,429
Symantec Corp.	240,000	0.750%		6/15/11	275,503
Symantec Corp.	801,000	1.000%		6/15/13	938,718
Verisign, Inc. - 144A	321,000	3.250%		8/15/37	361,125
					1,731,775
Investment Services - 0.85%
Nasdaq Stock Market, Inc. - 144A	400,000	2.500%		8/15/13	348,704

Machinery - 1.14%
AGCO Corp.	277,000	1.250%		12/15/36	464,331

Oil & Gas - 7.22%
Chesapeake Energy Corp.	225,000	2.250%		12/15/38	217,516
Hornbeck Offshore Services, Inc.	175,000	1.625%		6/15/23	211,920
Nabors Industries, Inc.	835,000	0.940%		5/15/11	874,662
Sesi, LLC	356,000	1.500%	+	12/15/26	429,870
Transocean, Inc.	1,135,000	1.625%		5/15/21	1,213,031
					2,946,999
Pharmaceuticals - 4.61%
Gilead Sciences, Inc.	695,000	0.625%		5/1/13	1,041,414
Teva Pharmaceutical Finance	490,000	1.750%		2/1/26	534,578
Teva Pharmaceutical Finance	295,000	0.250%		2/1/26	303,850
					1,879,842
SCHEDULE OF INVESTMENTS
Dunham Appreciation & Income Fund (Unaudited) (Continued)
July 31, 2008

	Principal	Interest		Maturity	Market
Security	Amount	Rate		Date	Value
Retail - 1.36%
Best Buy, Inc.	$ 140,000	2.250%		1/15/22	$ 146,940
TJX Companies, Inc.	360,000	0.000%	+	2/13/21	408,193
					555,133
Semiconductor - 4.57%
Intel Corp.	690,000	2.950%		12/15/35	671,623
Linear Technology Corp.	645,000	3.000%		5/1/27	600,212
ON Semiconductor Corp.	350,000	2.625%		12/15/26	389,899
Skyworks Solutions, Inc.	86,000	1.250%		3/1/10	100,298
Skyworks Solutions, Inc.	89,000	1.500%		3/1/12	104,019
					1,866,051
Software - 1.62%
Computer Associaties International, Inc.	350,000	1.625%		12/15/09	444,937
Red Hat, Inc.	215,000	0.500%		1/15/24	217,473
					662,410
Telecommunications - 1.58%
Nuance Communications, Inc. - 144A	350,000	2.750%		8/15/2027	367,500
Nuance Communications, Inc.	260,000	2.750%		8/15/2027	278,745
					646,245
TOTAL CONVERTIBLE BONDS
(Cost - $16,560,773)					16,829,961

SHORT TERM INVESTMENTS - 4.66%	Shares
Citi Dollars on Deposit	1,902,178	1.850%	+		1,902,178
TOTAL SHORT TERM INVESTMENTS
(Cost - $1,902,178)					1,902,178

Total Investments - 101.73%
(Cost - $41,472,193)					41,527,875
Other assets less liabilities - (1.73)%					(705,065)
NET ASSETS - 100.00%					$ 40,822,810

*Non-income producing security
+Variable rate security. Interest rate shown is as of July 31, 2008
ADR- American Depositary Receipts.
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 1,880,312
Aggregate gross unrealized appreciation for all investments for which there was an excess of cost over value					(1,824,630)
Net unrealized appreciation					$ 55,682

SCHEDULE OF INVESTMENTS
Dunham Large Cap Value Fund (Unaudited)
July 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 94.36%			Insurance - 4.76%
Aerospace & Defense - 3.04%			Allstate Corp.	12,732	$ 588,473
Honeywell International, Inc.	20,872	$ 1,061,132	American International Group, Inc.	31,090	809,895
United Technologies Corp.	7,416	474,476	Hartford Financial
		1,535,608	Services Group, Inc.	15,840	1,004,098
Air Courier - 0.58%					2,402,466
Fedex Corp.	3,708	292,339	Investment Services - 1.21%
			Merrill Lynch & Co., Inc.	23,014	613,323
Banks - 11.32%
Bank of America Corp.	37,241	1,225,229	Medical - 5.56%
Citigroup, Inc.	27,410	512,293	Humana, Inc.*	11,800	518,139
JPMorgan Chase & Co.	29,902	1,214,918	Johnson & Johnson	8,700	595,689
SunTrust Banks, Inc.	11,614	476,871	Laboratory Corp. of America Holdings*	10,502	709,725
UnionBanCal Corp.	21,524	1,156,269	Pfizer, Inc.	22,599	421,923
U.S. Bancorp	36,907	1,129,723	Quest Diagnostics, Inc.	10,500	558,180
		5,715,303			2,803,656
Building & Construction			Metals - 2.29%
Products - 0.36%			Alcoa, Inc.	34,240	1,155,600
Masco Corp.	11,124	183,435
			Mining - 1.86%
Computers - 2.19%			Freeport-McMoran Copper & Gold, Inc.	9,700	938,475
Dell, Inc.*	45,000	1,105,650
			Oil - 20.50%
Conglomerates - 6.58%			Apache Corp.	19,032	2,134,819
Dover Corp.	19,600	972,748	ChevronTexaco Corp.	27,800	2,350,768
Emerson Electric Co.	18,852	918,092	ConocoPhillips	30,496	2,489,084
Fortune Brands, Inc.	13,767	788,987	Marathon Oil Corp.	47,274	2,338,645
General Electric Co.	22,627	640,118	Transocean, Inc.*	7,600	1,033,828
		3,319,945			10,347,144
Consumer Financial			Pharmaceuticals - 1.68%
Services - 0.50%			Amerisource Bergen Corp.	20,200	845,774
SLM Corp.*	14,700	251,811
			Railroads - 2.99%
Cosmetics/Personal Care - 3.49%			Burlington Northern Santa Fe Corp.	14,500	1,509,885
Procter & Gamble Co.	26,900	1,761,412
			Retail-Apparel - 0.86%
Electric Utilities - 4.60%			Gap, Inc.	27,000	435,240
FPL Group, Inc.	10,836	699,247
Public Service Enterprise Group, Inc.	38,800	1,621,840	Retail-Auto Parts - 2.05%
		2,321,087	Autozone, Inc.*	7,936	1,033,981
Food Processing - 1.11%
General Mills, Inc.	8,675	558,583	Retail-Consumer Electronics - 1.42%
			Best Buy, Inc.	18,100	718,932
Industrial Equipment - 1.25%
Ingersoll-Rand Co.- Cl. A	17,580	632,880	Retail-Discount - 3.25%
			Wal-Mart Stores, Inc.	28,000	1,641,360

SCHEDULE OF INVESTMENTS
Dunham Large Cap Value Fund (Unaudited) (Continued)
July 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail-Restaurant/Specialty - 2.58%			SHORT TERM INVESTMENTS - 5.59%
McDonald's Corp.	21,826	$ 1,304,977	Citi Dollars on Deposit, 1.85% +
			(Cost - $2,823,051)	2,823,051	$ 2,823,051
Semiconductors - 3.18%
Intel Corp.	72,228	1,602,739	Total Investments - 99.95%
			(Cost - $46,763,294)		50,451,810
Telephone-Integrated - 2.34%			Other assets less liabilities - 0.05%		21,972
AT&T, Inc.	38,345	1,181,409	NET ASSETS - 100.00%		$ 50,473,782

Tobacco - 2.81%
Altria Group, Inc.	37,095	754,883
Philip Morris International, Inc.	12,795	660,862
		1,415,745

TOTAL COMMON STOCK
(Cost - $43,940,243)		$ 47,628,759

*Non-income producing security.
+ Variable rate security. Interest rate shown is as of July 31, 2008.

At July 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 8,956,515
Aggregate gross unrealized appreciation for all investments for which there was an excess of cost over value					(5,267,999)
Net unrealized appreciation					$ 3,688,516

SCHEDULE OF INVESTMENTS
Dunham Real Estate Stock Fund (Unaudited)
July 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 95.74%			REITs - Regional Malls - 10.45%
REITs - Apartments - 11.03%			General Growth Properties, Inc.	7,400	$ 202,834
Apartment Investment & Management Co.	2,500	$ 85,425	Simon Property Group, Inc.	7,389	684,443
Associated Estates Realty Corp.	8,400	118,860	Taubman Centers, Inc.	2,800	134,400
Avalonbay Communities, Inc.	1,384	137,999	The Macerich Co.	700	38,731
Education Realty Trust, Inc.	8,900	99,680			1,060,408
Equity Residential	10,300	444,651	REITs - Shopping Centers - 9.55%
Essex Property Trust, Inc.	400	48,540	Developers Diversified Realty Corp.	5,821	186,039
Mid-America Apartment Communities, Inc.	3,200	183,904	Federal Realty Investment Trust	400	29,044
		1,119,059	Inland Real Estate Corp.	10,200	152,490
REITs - Diversified - 15.70%			Kimco Realty Corp.	4,281	151,077
Colonial Properties Trust	4,900	97,804	Ramco-Gershenson Properties Trust	5,300	114,586
Duke Weeks Realty Corp.	11,400	281,922	Regency Centers Corp.	500	29,750
Investors Real Estate Trust	13,200	138,600	Weingarten Realty Investors	7,600	231,724
Lexington Corporate Property Trust	5,000	72,000	Urstadt Biddle Properties, Inc.	4,500	74,475
Liberty Property Trust	7,700	280,280			969,185
One Liberty Properties, Inc.	3,000	51,000	REITs - Single Tenant - 1.12%
Vornado Realty Trust	7,062	671,384	National Retail Properties, Inc.	5,400	114,156
		1,592,990
REITs - Health Care - 11.27%			REITs - Storage - 4.67%
HCP, Inc.	4,600	165,922	Public Storage, Inc.	5,782	473,488
Health Care, Inc.	2,600	129,662
LTC Properties, Inc.	3,900	113,997	REITs - Warehouse - 10.35%
Medical Properties Trust, Inc.	10,800	119,772	AMB Property Corp.	6,500	318,240
National Health Investors, Inc.	3,800	117,382	First Industrial Realty Trust, Inc.	5,982	148,294
Nationwide Health Properties	8,000	296,880	First Potomac Realty Trust	1,900	30,172
Omega Healthcare Investors, Inc.	6,900	119,163	ProLogis	11,313	552,980
Ventas, Inc.	1,800	80,748			1,049,686
		1,143,526	TOTAL COMMON STOCK
REITs - Hotels - 7.35%			(Cost - $9,893,282)		9,713,597
Hersha Hospitality Trust	7,400	52,540
Hospitality Properties Trust	8,800	187,440	COMMON STOCK RIGHTS - 0.00%
Host Hotels & Resorts, Inc.	30,168	395,502	Winthrop Realty Trust Rights,	1,760	-
Sunstone Hotel Investors, Inc.	8,500	109,990	TOTAL COMMON STOCK RIGHTS
		745,472	(Cost - $0)		-
REITs - Manufactured Homes - 1.71%
Equity Lifestyle Properties, Inc.	1,600	76,816	SHORT TERM INVESTMENTS - 3.68%
Sun Communities, Inc.	5,700	96,786	Citi Dollars on Deposit, 1.85% +	373,050	373,050
		173,602	TOTAL SHORT TERM INVESTMENTS
REITs - Office Property - 12.54%			(Cost - $373,050)		373,050
Boston Properties, Inc.	3,494	336,088
Brandywine Realty Trust	6,200	99,510	Total Investments - 99.42%
Highwoods Properties, Inc.	5,900	215,350	(Cost - $10,266,332)		10,086,647
HRPT Properties Trust	25,000	175,250	Other assets less liabilities - 0.58%		58,851
Mack Cali Realty Corp.	6,500	249,470	NET ASSETS - 100.00%		$ 10,145,498
Parkway Properties, Inc.	3,800	134,102
SL Green Realty Corp.	747	62,255
		1,272,025
REIT - Real Estate Investment Trust
+ Variable rate security. Interest rate shown is as of July 31, 2008.

At July 31 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 1,059,863
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(1,239,548)
Net unrealized depreciation					$ (179,685)

SCHEDULE OF INVESTMENTS
Dunham International Stock Fund ( Unaudited)
July 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 95.62%			Commercial Banks (Continued) - 8.13%
Aerospace - 0.25%			Fortis	20,610	$ 289,557
European Aeronautic Defence			Governor & Co. of the Bank of Ireland	34,716	291,604
and Space Co NV	6,655	$ 125,631	HBOS PLC	69,983	399,111
			HSBC Holdings PLC	10,583	174,910
Agriculture - 0.31%			Hypo Real Estate Holding AG	7,661	214,248
British American Tobacco PLC	4,364	157,473	Lloyds TSB Group PLC	122,011	711,015
			Royal Bank of Scotland Group PLC	102,794	426,732
Airlines - 2.89%			Swedbank AB	24,300	504,363
Air France-KLM	25,787	640,950	Unione di Banche Italiane SCPA	2,645	62,766
British Airways PLC	86,282	432,243			4,119,158
Deutsche Lufthansa AG	16,039	369,312	Commercial Services - 1.45%
Qantas Airways, Ltd.	3,427	10,634	Dai Nippon Printing Co Ltd	10,000	137,357
Virgin Blue Holdings, Ltd.	12,737	9,399	Macquarie Infrastructure Group	113,857	273,315
		1,462,538	Northgate PLC	20,510	137,782
Auto Parts & Equipment - 0.45%			RPS Group PLC	18,639	115,755
Exedy Corp.	10,500	231,768	Toppan Printing Co Ltd	7,000	72,475
					736,684
Beverages - 0.08%			Distribution/Wholesale - 0.94%
Asahi Breweries, Ltd.	2,300	43,187	Wolseley PLC	70,827	475,992

Building Materials - 3.62%			Diversified Financial Services- 0.31%
Asahi Glass Co Ltd	10,000	110,285	Takefuji Corp.	11,410	155,849
CRH PLC	23,356	609,398
Fletcher Building Ltd	40,277	187,348	Electric - 5.37%
Italcementi SpA	15,009	157,493	Centrais Eletricas Brasileiras SA	12,700	245,652
Marazzi Group SpA	46,070	546,296	Cia Energetica de Minas Gerais	8,700	206,868
Wavin NV	27,779	223,071	CPFL Energia SA	11,500	266,401
		1,833,891	E.ON AG	225	42,998
Chemicals - 3.60%			Eletropaulo Metropolitana Eletricidade de
Akzo Nobel NV	7,353	420,592	Sao Paulo SA	34,900	838,981
Israel Chemicals Ltd	15,360	285,788	National Grid PLC	29,749	391,532
Kingboard Chemical Holdings Ltd	5,000	23,758	Terna Rete Elettrica Nazionale SpA	94,390	391,832
Koninklijke DSM NV	2,257	136,984	Union Fenosa SA	12,449	333,940
Makhteshim-Agan Industries Ltd	71,148	618,329			2,718,204
Methanex Corp	3,900	105,985	Electrical Equipment - 0.09%
Mitsui Chemicals Inc	48,000	230,678	Zumtobel AG	2,482	44,329
		1,822,114
Coal - 0.64%			Electronics - 2.41%
China Coal Energy Co.	52,000	92,573	Alps Electric Co.,.Ltd	2,500	25,660
Yanzhou Coal Mining Co., Ltd.	128,000	231,013	Chemring Group PLC	1,768	83,067
		323,586	Halma PLC	64,845	254,671
Commercial Banks - 8.13%			Ibiden Co., Ltd.	4,800	141,475
Allied Irish Banks PLC	20,365	250,310	Laird PLC	26,230	150,372
Banco Comercial Portugues SA	164,035	291,761	NEC Corp.	103,000	562,933
Barclays PLC	74,035	502,781			1,218,178

SCHEDULE OF INVESTMENTS
Dunham International Stock Fund (Unaudited) (Continued)
July 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Engineering & Construction - 0.52%			Media - 0.42%
Macquarie Airports	99,403	$ 262,329	ITV PLC	132,738	$ 111,265
			ProSiebenSat.1 Media AG	12,044	101,712
Food - 1.43%					212,977
Ajinomoto Co., Inc.	3,000	30,809	Metal Fabricate - 1.02%
Delhaize Group	2,685	147,429	Maruichi Steel Tube, Ltd.	18,000	507,072
Koninklijke Ahold NV	28,471	324,026	SKF AB	600	10,159
Nisshin Seifun Group, Inc.	11,500	157,172			517,231
Parmalat SpA	10,267	25,431	Mining - 3.75%
Unicharm Petcare Corp.	1,400	42,205	Boliden AB	46,500	273,495
		727,072	Cia Vale do Rio Doce	230	6,019
Forest Products & Paper - 0.15%			Inmet Mining Corp.	600	38,116
Mondi PLC	15,145	74,925	KGHM Polska Miedz SA	18,443	752,997
			Lundin Mining Corp.*	94,000	504,120
Gas - 1.32%			Teck Cominco, Ltd.	3,800	174,261
Centrica PLC	107,555	666,863	Uranium One, Inc.*	41,800	148,769
					1,897,777
Healthcare-Products - 2.09%			Miscellaneous Manufacturing - 0.07%
Hogy Medical Co., Ltd.	6,100	297,283	Tomkins PLC	14,786	36,186
Nihon Kohden Corp.	40,500	711,606
Smith & Nephew PLC	4,516	48,239	Oil Comp-Exploration & Production - 4.68%
		1,057,128	Addax Petroleum Corp.	7,755	302,396
Healthcare-Services - 0.07%			Canadian Natural Resources, Ltd.	4,610	359,657
MDS, Inc.*	2,700	37,779	CNOOC, Ltd.	223,000	328,976
			Dragon Oil PLC*	76,915	445,467
Home Builders - 0.82%			EnCana Corp.	6,400	461,302
Persimmon PLC	40,405	229,727	Nexen, Inc.	1,400	43,929
Taylor Wimpey PLC	237,293	184,565	Talisman Energy, Inc.	24,010	428,671
		414,292			2,370,398
Insurance - 2.10%			Oil Comp-Integrated - 20.32%
Amlin PLC	108,061	545,253	BP PLC	128,246	1,314,786
Euler Hermes SA	100	7,688	China Petroleum & Chemical Corp.	328,000	342,502
Milano Assicurazioni SPA	99,227	508,414	ENI SpA	51,256	1,730,069
		1,061,355	Husky Energy, Inc.	3,100	136,931
Investment Companies - 0.52%			Imperial Oil, Ltd.	4,000	195,992
Cheung Kong Infrastructure Holdings, Ltd.	30,000	131,862	Lukoil - ADR	9,692	809,282
Israel Corp., Ltd.*	111	131,371	Petro-Canada	15,200	700,603
		263,233	PetroChina Co., Ltd.	406,000	540,523
Iron/Steel - 3.68%			Royal Dutch Shell PLC - Cl A	14,511	515,469
Outokumpu OYJ	641	14,929	Royal Dutch Shell PLC - Cl B	41,826	1,468,683
Salzgitter AG	1,917	310,971	Suncor Energy, Inc.	5,191	281,733
Sumitomo Metal Industries, Ltd.	155,000	744,292	Surgutneftegaz - ADR	29,150	255,063
Voestalpine AG	12,056	791,778	Total Fina Elf SA - ADR	26,216	2,005,524
		1,861,970			10,297,160

SCHEDULE OF INVESTMENTS
Dunham International Stock Fund (Unaudited) (Continued)
July 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Oil Refining & Marketing - 1.17%			Software - 0.73%
DCC PLC	17,290	$ 408,842	Check Point Software Technologies*	16,129	$ 368,225
Caltex Australia, Ltd.	15,045	167,245
Nippon Mining Holdings. Inc.	2,500	15,034	Telecommunications - 6.98%
		591,121	Brasil Telecom Participacoes SA	5,800	190,397
Oil & Gas Services - 0.04%			Brasil Telecom SA	15,900	186,701
Saipem SpA	529	20,458	Cellcom Israel, Ltd.	2,454	81,326
			Foxconn International Holdings, Ltd.*	139,000	131,771
Pharmaceuticals - 7.04%			France Telecom SA	7,704	243,657
Astellas Pharma, Inc.	8,900	385,189	Nippon Telegraph & Telephone Corp.	57	289,058
AstraZeneca PLC	4,406	213,924	Nokia OYJ	15,580	425,327
Daiichi Sankyo Co., Ltd.	7,400	220,529	Nortel Networks Corp.*	26,100	198,763
Dainippon Sumitomo Pharma Co., Ltd.	9,000	74,977	Option NV*	32,985	140,863
GlaxoSmithKline PLC - ADR	18,132	844,226	Partner Communications	852	18,665
Ipsen SA	1,700	90,811	Tele Norte Leste Participacoes SA	9,400	221,953
Mediceo Paltac Holdings Co., Ltd.	3,300	54,986	Telecom Corp of New Zealand, Ltd.	128,931	357,136
Mitsubishi Tanabe Pharma Corp.	7,000	90,889	Telefonaktiebolaget LM Ericsson	60,000	629,888
Ono Pharmaceutical Co., Ltd.	800	43,989	Telekomunikacja Polska SA	38,092	422,728
Sanofi-Aventis SA	11,055	776,194			3,538,233
Shionogi & Co., Ltd.	3,000	58,704	Transportation - 0.39%
Takeda Pharmaceutical Co., Ltd.	10,700	567,057	Asciano Group	27,155	107,358
UCB SA	4,234	144,967	Neptune Orient Lines, Ltd.	6,000	12,295
		3,566,442	Toll Holdings, Ltd.	12,737	78,095
Retail - Building Products - 0.92%					197,748
Kingfisher PLC	201,481	468,396	Water - 0.56%
			Cia de Saneamento Basico do Estado
Retail - Convenience Store - 0.03%			de Sao Paulo	2,000	49,968
Lawson, Inc.	300	15,483	United Utilities Group PLC	13,409	183,681
			United Utilities Group PLC -
Retail - Major Department Store - 0.85%			Redeemable Class B	49,599	49,599
Home Retail Group PLC	100,257	428,983			283,248

Retail - Misc/Diversified - 0.87%			TOTAL COMMON STOCK
Seven & I Holdings Co., Ltd.	14,500	442,619	(Cost - $51,310,554)		48,440,069

Retail - Pubs - 1.01%			SHORT TERM INVESTMENT - 2.82%
Enterprise Inns PLC	10,330	63,064	Citi Dollars On Deposit, 1.85%+	1,427,980	1,427,980
Mitchells & Butlers PLC	39,560	192,951	(Cost - $1,427,980)
Punch Taverns PLC	51,316	257,896
		513,911	Total Investments - 98.44%
Retail - Restaurants - 0.16%			(Cost - $52,738,534)		49,868,049
Whitbread PLC	3,767	82,499	Other assets less liabilities - 1.66%		792,214
			NET ASSETS - 100.00%		$ 50,660,263
Semiconductors - 1.37%
Shinko Electric Industries Co., Ltd.	21,500	285,441	*Non-income producing security.
Sumco Corp.	18,100	410,005	+ Variable rate security. Interest rate shown
		695,446	is as of July 31, 2008.
			ADR - American Depositary Receipts.

At July 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 2,050,546
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(4,970,630)
Net unrealized depreciation					$ (2,920,084)

SCHEDULE OF INVESTMENTS
Dunham Small Cap Value Fund (Unaudited)
July 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 94.85%			Healthcare Products - 6.95%
Auto Parts & Equipment - 1.73%			Cooper Cos., Inc.	10,350	$ 348,795
ArvinMeritor, Inc.	35,600	$ 491,636	Mentor Corp.	17,700	439,137
			Meridian Bioscience, Inc.	16,340	425,003
Building Materials - 0.82%			STERIS Corp.	22,250	760,282
LSI Industries, Inc.	25,245	233,011			1,973,217
			Home Furnishings - 0.80%
Chemicals - 1.65%			Tempur-Pedic International, Inc.	24,170	226,956
Ferro Corp.	21,600	470,016
			Household Products - 3.62%
Commercial Banks - 5.30%			Lancaster Colony Corp.	8,955	291,127
Colonial BancGroup, Inc. (The)	53,200	354,312	Toro Co.	11,700	380,835
First Niagara Financial Group	23,700	331,563	Tupperware Corp.	9,150	356,850
PacWest Bancorp.	15,395	286,655			1,028,812
Westamerica Bancorp.	10,225	531,700	Industrial - 2.12%
		1,504,230	Lincoln Electric Holdings, Inc.	7,495	602,223
Commercial Services - 3.59%
CDI Corp.	22,570	464,491	Insurance - 8.72%
Ennis, Inc.	35,880	554,346	American Equity Investment Life
		1,018,837	Holding Co.	64,200	561,108
Communications Equipment - 4.33%			Assured Guaranty, Ltd.	36,175	414,565
Belden CDT, Inc.	33,270	1,228,328	Max Re Capital Group, Ltd.	22,560	529,483
			Platinum Underwriters Holdings, Ltd.	17,215	621,462
Distribution Wholesales - 2.32%			Safety Insurance Group, Inc.	8,250	350,378
Owens & Minor, Inc.	14,325	657,804			2,476,996
			Investment Companies - 0.60%
Electric - 0.94%			MCG Capital Corp.	35,582	170,082
UIL Holdings Corp.	8,550	267,444
			Machinery - 4.52%
Electronic Components - 0.88%			Albany International Corp. - Cl .A	17,985	516,170
Bel Fuse, Inc. - Cl. B	8,814	249,965	Sauer-Danfoss, Inc.	26,155	767,649
					1,283,819
Electronics - 3.63%			Metal Fabrication - 1.03%
Park Electrochemical Corp.	18,000	456,120	Worthington Industries, Inc.	16,500	292,710
Technitrol, Inc.	40,910	573,558
		1,029,678	Office Furnishings - 2.38%
Finance - 4.13%			Knoll, Inc.	43,850	677,044
Cash America International, Inc.	13,510	569,582
SWS Group, Inc.	31,962	604,721	Oil & Gas - 5.46%
		1,174,303	Berry Petroleum Co. - Cl.A	16,845	725,009
Gas - 3.06%			Gulf Island Fabrication, Inc.	9,150	405,803
Northwest Natural Gas Co.	7,960	360,190	Holly Corp.	14,690	419,840
South Jersey Industries, Inc.	13,645	508,958			1,550,652
		869,148	REITs - Apartments - 1.58%
			Associated Estates Realty Corp.	31,675	448,201
SCHEDULE OF INVESTMENTS
Dunham Small Cap Value Fund (Unaudited) (Continued)
July 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
REITs - Hotels - 0.83%			Software - 1.03%
DiamondRock Hospitality Co.	25,600	$ 236,032	Blackbaud, Inc.	16,400	$ 292,904

REITs - Mortgage - 2.14%			Telecommunications - 2.32%
MFA Mortgage Investments, Inc.	94,355	608,590	Adtran, Inc.	29,525	660,179

REITs - Office Property - 1.46%			Transportation - 5.23%
Parkway Properties, Inc.	11,730	413,952	Diana Shipping, Inc.	10,045	305,669
			Eagle Bulk Shipping, Inc.	19,490	565,990
Rental & Leasing Services - 1.59%			Genco Shipping & Trading, Ltd.	8,995	613,279
Aaron Rents, Inc.	16,470	452,431			1,484,938

Retail - Apparel - 1.70%			TOTAL COMMON STOCK
Stage Stores, Inc.	32,612	483,310	(Cost - $29,033,563)		26,937,824

Retail - Automobile- 0.63%			SHORT TERM INVESTMENTS - 3.88%
Asbury Automotive Group, Inc.	18,000	178,380	Citi Dollars on Deposit, 1.85% +	1,102,811	1,102,811

Retail - Convenience Store - 2.13%			TOTAL SHORT TERM INVESTMENTS
Casey's General Store, Inc.	24,625	605,775	(Cost - $1,102,811)		1,102,811

Retail - Jewelry Store - 2.19%			Total Investments - 98.73%
Movado Group	28,890	621,135	(Cost - $30,136,374)		28,040,635
			Other assets less liabilities - 1.27%		359,130
Retail - Restaurant/Specialty - 2.30%			NET ASSETS - 100.00%		$ 28,399,765
Bob Evans Farms, Inc.	22,790	652,706

Semiconductor Equipment- 1.14%
Cohu, Inc.	20,250	322,380

REIT - Real Estate Investment Trust
+ Variable rate security. Interest rate shown is as of July 31, 2008.

At July 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 2,882,316
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(4,978,055)
Net unrealized depreciation					$ (2,095,739)

SCHEDULE OF INVESTMENTS
Dunham Large Cap Growth Fund (Unaudited)
July 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 87.76%			Healthcare Products - 2.82%
Aerospace - 0.55%			Alcon, Inc.	4,175	$ 719,895
General Dynamics Corp.	4,360	$ 388,651	Baxter International, Inc.	6,605	453,169
			Medtronic, Inc.	15,822	835,876
Apparel - 0.41%					2,008,940
Nike, Inc.	4,937	289,703	Industrial - 3.97%
			Flowserve Corp.	9,259	1,234,595
Biotechnology - 2.53%			Fluor Corp.	19,525	1,588,359
Celgene Corp.*	23,875	1,802,324			2,822,954
			Insurance - 0.64%
Chemicals - 6.96%			Aflac, Inc.	8,148	453,110
CF Industries Holdings, Inc.	6,159	1,006,750
Celanese Corp.	14,476	557,760	Internet - 2.86%
Monsanto Co.	9,438	1,124,160	Symantec Corp.*	96,573	2,034,793
Mosaic Co.	10,633	1,352,624
Praxair, Inc.	9,688	908,056	Machinery Construction & Mining - 1.80%
		4,949,350	Joy Global, Inc.	17,762	1,282,772
Commercial Services - 7.26%
Accenture Ltd.	37,829	1,579,739	Media - 0.83%
Mastercard, Inc.	5,372	1,311,574	The DirecTV Group*	21,966	593,521
Visa, Inc. - Cl. A	31,133	2,274,577
		5,165,890	Miscellaneous Manufacturing - 1.52%
Computers - 12.42%			SPX Corp.	8,536	1,082,194
Affiliated Computer Services- Cl. A*	17,003	819,545
Apple, Inc.*	7,571	1,203,411	Oil & Gas- 15.79%
Cognizant Technology Solutions Corp.*	30,398	853,272	Cameron International Corp.*	46,926	2,241,186
Hewlett Packard Co.	6,607	295,994	Denbury Resources, Inc.*	58,539	1,647,287
International Business Machines Corp.	16,000	2,047,680	ENSCO International, Inc.	11,084	766,348
Research In Motion, Ltd.*	17,360	2,132,155	FMC Technologies, Inc.*	18,640	1,151,579
Western Digital Corp.*	51,500	1,482,685	Hess Corp.	13,598	1,378,837
		8,834,742	National-Oilwell Varco, Inc.*	21,241	1,670,180
Electronics - 5.84%			Transocean, Inc.*	4,470	608,054
Amphenol Corp.	36,918	1,759,881	Weatherford International, Ltd.*	46,951	1,771,461
Emerson Electric Co.	9,796	477,065			11,234,932
Flir Systems, Inc.*	24,264	988,515	Pharmaceuticals - 3.56%
Thermo Fisher Scientific, Inc.*	15,410	932,613	Gilead Sciences, Inc.*	46,880	2,530,582
		4,158,074
Energy - 0.65%			Pipelines - 1.06%
First Solar, Inc.*	1,634	465,870	Williams Cos., Inc.	23,545	754,617

Food - 0.69%
General Mills, Inc.	7,611	490,072

SCHEDULE OF INVESTMENTS
Dunham Large Cap Growth Fund (Unaudited) (Continued)
July 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail - Discount - 3.73%			TOTAL COMMON STOCK
Costco Wholesale Corp.	13,841	$ 867,554	(Cost - $59,945,593)		$ 62,441,547
Wal-Mart Stores, Inc.	30,509	1,788,438
		2,655,992	SHORT TERM INVESTMENTS - 9.80%
Steel - 1.72%			Citi Dollars on Deposit, 1.85% +	6,973,649	6,973,649
Steel Dynamics, Inc.	38,612	1,223,228
			TOTAL SHORT TERM INVESTMENTS
Software - 3.65%			(Cost - $6,973,649)		6,973,649
BMC Software , Inc.*	48,466	1,594,047
Oracle Corp.*	46,670	1,004,805	Total Investments - 97.56%
		2,598,852	(Cost - $66,919,242)		69,415,196
Telecommunications - 3.07%			Other assets less liabilites - 2.44%		1,732,104
Qualcomm, Inc.	39,403	2,180,562	NET ASSETS - 100.00%		$ 71,147,300

Transportation - 3.43%
CSX Corp.	13,736	928,279
Norfolk Southern Corp.	21,017	1,511,543
		2,439,822

*Non-income producing security
+ Variable rate security. Interest rate shown is as of July 31, 2008.

At July 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 4,500,176
Aggregate gross unrealized appreciation for all investments for which there was an excess of cost over value					(2,004,222)
Net unrealized appreciation					$ 2,495,954

SCHEDULE OF INVESTMENTS
Dunham Small Cap Growth Fund (Unaudited)
July 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 90.56%			Commercial Services - 12.87% (Continued)
Aerospace - 1.25%			Paychex, Inc.	3,390	$ 111,599
BE Aerospace, Inc.*	3,939	$ 101,154	Resources Connection, Inc.*	9,918	229,503
Curtiss-Wright Corp.	5,456	287,204	SuccessFactors, Inc.*	17,789	187,318
		388,358	TNS, Inc. *	11,822	269,542
Airlines - 1.05%			Universal Technical Institute, Inc.*	15,948	234,117
Allegiant Travel Co.*	13,135	324,172	Western Union Co.	4,562	126,094
					3,986,064
Banks - 0.93%			Computers - 2.07%
Northern Trust Corp.	1,738	135,859	NCR Corp.*	3,966	106,527
Wilmington Trust Corp.	6,495	153,087	Ness Technologies, Inc.*	20,121	248,897
		288,946	Riverbed Technology, Inc.*	11,690	185,520
Beverages - 0.68%			Stratasys, Inc.*	6,383	99,256
Boston Beer Co., Inc. *	4,653	210,734			640,200
			Cosmetics/Personal Care - 0.65%
Biotechnology - 4.47%			Avon Products, Inc.	4,737	200,849
Bio-Rad Laboratories, Inc.*	2,328	207,425
Charles River Laboratories, Inc.*	4,050	269,163	Distribution - 0.41%
Illumina, Inc.*	2,343	218,461	WW Grainger, Inc.	1,434	128,357
Invitrogen Corp.*	5,400	239,490
RTI Biologics, Inc.*	20,200	167,458	Electric - 0.91%
Sequenom, Inc.*	13,208	282,123	Powell Industries*	5,397	283,342
		1,384,120
Chemicals - 1.36%			Electronics - 2.05%
Agrium, Inc.	1,070	94,160	II-VI, Inc. *	5,530	212,684
Air Products & Chemicals, Inc.	1,041	99,114	Multi-Fineline Electronix, Inc.*	11,388	303,832
CF Industries Holdings, Inc.	709	115,893	Thermo Fisher Scientific, Inc.*	1,967	119,043
FMC Corp.	1,518	112,894			635,559
		422,061	Energy - Alternate Sources - 0.44%
Coal - 1.24%			First Solar, Inc. *	373	106,346
Foundation Coal Holdings, Inc.	2,678	159,073	GT Solar International, Inc.*	2,500	30,650
International Coal Group, Inc. *	9,657	101,109			136,996
Walter Industries, Inc.	1,173	123,013	Engineering Services - 0.28%
		383,195	McDermott International, Inc.*	1,809	86,235
Commercial Services - 12.87%
Aegean Marine Petroleum Network, Inc.	5,439	196,892	Environmental Control - 1.61%
Apollo Group, Inc. - Cl.A*	3,743	233,151	Clean Harbors, Inc. *	3,200	249,728
Arbitron, Inc.	7,164	336,708	Tetra Tech, Inc.*	8,654	248,629
Capella Education Co.*	7,600	396,720			498,357
Corrections Corp. of America*	11,652	326,606	Food - 1.07%
Emergency Medical Services Corp.*	8,664	234,101	Chiquita Brands International, Inc. *	12,577	193,057
FTI Consulting, Inc.*	2,986	212,484	United Natural Foods, Inc.*	7,150	137,423
Iron Mountain, Inc.*	3,150	91,350			330,480
K12, Inc.*	13,864	350,482
Kendle International, Inc.*	4,707	193,693
Parexel International Corp.*	8,748	255,704

SCHEDULE OF INVESTMENTS
Dunham Small Cap Growth Fund (Unaudited) (Continued)
July 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Internet - 1.55%			Metal - 1.58%
Comscore, Inc.*	9,749	$ 186,011	CIRCOR International, Inc.	3,496	$ 208,222
Equinix, Inc.*	2,319	188,674	Kaydon Corp.	3,934	186,550
Priceline.com, Inc.*	921	105,869	Timken Co.	2,909	96,055
		480,554			490,827
Investment Services - 5.55%			Miscellaneous Manufacturing - 2.16%
Eaton Vance Corp.	6,668	247,650	Actuant Corp.	6,987	212,824
Invesco, Ltd.	9,049	210,751	Colfax Corp.*	8,135	222,004
Jefferies Group, Inc.	12,816	243,376	Polypore International, Inc.*	8,967	234,487
Piper Jaffray Cos. *	5,498	195,179			669,315
T. Rowe Price Group, Inc.	3,994	239,041	Oil & Gas - 1.25%
TD Ameritrade Holding Corp.*	5,184	103,213	Continental Resources, Inc. *	1,830	104,530
Waddell & Reed Financial, Inc. - Cl. A	14,362	479,691	Forest Oil Corp.*	1,741	99,289
		1,718,901	Parallel Petroleum Corp. *	11,182	183,161
Machinery - 3.66%					386,980
Bucyrus International, Inc.	3,457	242,024	Oil & Gas Services - 3.19%
Cummins, Inc.	1,683	111,650	Acergy SA - ADR	7,800	130,962
Joy Global, Inc.	2,944	212,616	Lufkin Industries, Inc.	2,391	213,277
Flowserve Corp.	1,587	211,611	T-3 Energy Services, Inc.*	3,073	210,716
Wabtec Corp.	6,403	355,367	W-H Energy Services, Inc. *	2,578	235,964
		1,133,268	Willbros Group, Inc. *	5,248	197,220
Media - 1.27%					988,139
John Wiley & Sons, Inc.	4,521	204,982	Physical Practice Management - 2.00%
RHI Entertainment, Inc.*	15,272	188,609	Athenahealth, Inc.*	6,950	209,890
		393,591	IPC The Hospitalist Co.*	14,173	305,428
Medical Instruments - 3.41%			Pediatrix Medical Group, Inc.*	2,113	102,797
Cardionet, Inc.*	9,457	260,635			618,115
Immucor, Inc.*	6,200	186,806	Retail-Apparel - 5.14%
Masimo Corp.*	7,266	274,437	Abercrombie & Fitch Co.	1,410	77,860
NuVasive, Inc.*	3,699	207,773	Buckle, Inc.	4,267	219,622
Techne Corp. *	1,585	126,039	Charlotte Russe Holding, Inc. *	9,546	123,716
		1,055,690	Coach, Inc. *	3,946	100,662
Medical - Labs - 5.45%			Guess ?, Inc.	3,055	96,752
Amedisys, Inc. *	6,240	400,109	J. Crew Group, Inc.*	6,515	187,371
Bio-Reference Labs, Inc. *	6,450	166,797	Lululemon Athletica, Inc.*	8,385	186,147
Genoptix, Inc.*	13,512	393,875	Phillips Van-Heusen Corp.	4,937	174,770
Gentiva Health Services, Inc.*	8,960	228,838	Polo Ralph Lauren Corp. - Cl. A	1,584	93,725
ICON PLC - ADR*	6,198	497,947	True Religion Apparel, Inc.*	8,810	227,650
		1,687,566	V.F. Corp.	1,466	104936
Medical Products - 1.70%					1,593,211
Becton Dickinson & Co.	1,212	102,911	Retail-Catalog Shopping - 0.36%
Merit Medical Systems, Inc.*	10,517	212,549	MSC Industrial Direct Co.	2,334	111,332
Varian Medical Systems, Inc.*	3,528	211,680
		527,140	Retail-Computer Equipment - 0.35%
			GameStop Corp. - Cl. A*	2,648	107,270

SCHEDULE OF INVESTMENTS
Dunham Small Cap Growth Fund (Unaudited) (Continued)
July 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Retail-Perfume & Cosmetics - 0.46%			Toys - 0.69%
Ulta Salon, Cosmetics & Fragrance, Inc.*	15,211	$ 143,440	Marvel Entertainment, Inc. *	6,168	$ 214,030

Retail-Restaurant/Specialty - 3.55%			Transportation- 6.00%
Einstein Noah Restaurant Group, Inc.*	15,391	177,458	DryShips, Inc.	1,205	92,942
Jack in the Box, Inc.*	14,900	321,542	Excel Maritime Carriers Ltd.	3,449	127,820
PF Changs China Bistro, Inc.*	7,779	202,254	Genco Shipping & Trading Ltd.	3,196	217,903
Red Robin Gourmet Burgers, Inc. *	8,702	216,071	HUB Group, Inc. *	6,631	257,681
Texas Roadhouse, Inc. *	19,754	183,317	Kansas City Southern *	5,050	277,750
		1,100,642	Norfolk Southern Corp.	3,647	262,292
Savings & Loans- 1.26%			Old Dominion Freight Line, Inc.*	5,702	209,263
Dime Community Bancshares	10,732	179,546	TBS International Ltd.*	4,877	178,206
New York Community Bancorp, Inc.	12,666	210,509	Uti Worldwide, Inc.	12,876	234,214
		390,055			1,858,071
Semiconductors - 1.95%			TOTAL COMMON STOCK
Broadcom Corp. - Cl. A*	7,676	186,450	(Cost - $26,829,514)		28,055,906
IPG Photonics Corp.*	11,424	202,890
Microchip Technology, Inc.	6,769	216,134	SHORT TERM INVESTMENTS - 7.86%
		605,474	Citi Dollars on Deposit, 1.85% +	2,436,733	2,436,733
Software - 3.04%			TOTAL SHORT TERM INVESTMENTS
Ariba, Inc.*	15,585	255,750	(Cost - $2,436,733)		2,436,733
Autodesk, Inc.*	3,950	125,966
Dun & Bradstreet Corp.	2,299	222,175	Total Investments - 98.42%
Phase Forward, Inc. *	12,631	232,410	(Cost - $29,266,247)		30,492,639
Red Hat, Inc. *	4,958	106,002	Other assets less liabilities - 1.58%		488,805
		942,303	NET ASSETS - 100.00%		$ 30,981,444
Telecommunication - 1.65%
Juniper Networks, Inc.*	8,091	210,609
Switch & Data Facilities Co., Inc. *	17,906	301,358
		511,967

*Non-income producing security
ADR - American Depositary Receipts
+ Variable rate security. Interest rate shown is as of July 31, 2008.

At July 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 2,751,606
Aggregate gross unrealized appreciation for all investments for which there was an excess of cost over value					(1,525,214)
Net unrealized appreciation					$ 1,226,392

SCHEDULE OF INVESTMENTS
Dunham Emerging Markets Stock Fund (Unaudited)
July 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
COMMON STOCK - 91.06%			Food - 3.46%
Airport Operators - 0.27%			BIM Birlesik Magazalar AS	5,000	$ 188,651
Airports of Thailand PCL	45,000	$ 51,184	China Lifestyle Food and
			Beverages Group, Ltd.	1,000,000	182,966
Banks - 6.72%			Olam International Ltd.	100,000	163,856
African Bank Investments, Ltd.	37,000	139,159	The Spar Group, Ltd.	16,000	113,379
Bank of Georgia - GDR*	7,000	129,150			648,852
Creditcorp, Ltd.	3,400	251,634	Forest Products & Paper - 1.48%
Halyk Savings Bank of Kazakhstan	27,000	348,300	Kazakhstan Kagazy PLC - GDR * - 144A	49,300	147,407
Sberbank - CLS	65,000	193,700	Lee & Man Paper Manufacturing Ltd.	111,000	130,431
Standard Bank Group, Ltd.	16,000	197,312			277,838
		1,259,255	Gaming - 2.27%
Chemicals - 4.03%			Dreamgate Corp. Bhd	1,843,269	180,060
DC Chemical Co., Ltd.	500	182,998	Queenco Leisure International, Ltd.	17,500	245,000
Ecopro Co., Ltd.	19,000	162,402			425,060
FINETEC Corp.	39,500	409,244	Hand/Machine Tools - 1.37%
		754,644	Awea Mechantronic Co., Ltd.	157,000	256,163
Coal Producers - 2.91%
Hidili Industry International Development Ltd.	210,000	311,442	Holding Companies - Diversified - 2.09%
Yanzhou Coal Mining Co., Ltd	129,000	232,818	Beijing Development HK, Ltd.	439,000	108,070
		544,260	Bidvest Group, Ltd.	10,718	147,675
Commericial Services - 3.98%			Tekfen Holding A.S.	19,600	135,697
Anhanguera Educacional					391,442
Participacoes SA *	11,600	225,560	Lodging - 1.02%
Localiza Rent a Car SA	44,200	519,004	Chagala Group - GDR*	6,000	32,027
		744,564	Home Inns & Hotels Management - ADR*	10,100	157,964
Computer Systems - 2.05%					189,991
Ju Teng International Holdings, Ltd. *	770,000	383,252	Machinery - Construction & Mining - 0.45%
			China Infrastructure Machinery
Electrical Components - 0.56%			Holdings, Ltd.	103,000	83,263
Fortune Electric Co., Ltd.*	75,000	104,112
			Machinery - Diversified - 2.37%
Electric Utility Operator - 0.81%			CB Industrial Product Holding Bhd	389,000	443,755
China Power New Energy
Development Co., Ltd.*	1,345,000	152,021	Media - 2.57%
			Naspers Ltd. -Cl. N	12,000	292,191
Electronics - 2.46%			Qin Jia Yuan Media Services Co., Ltd.	347,000	188,686
Chroma ATE, Inc.	109,169	192,700			480,877
Lumax International Corp, Ltd.	138,600	208,420	Metal Processing - 4.08%
Won Ik Quartz Corp.	18,500	58,708	Taewoong Co., Ltd.	4,854	477,368
		459,828	TK Corp.*	6,900	285,989
Engineering and Construction - 1.02%					763,357
PYI Corp., Ltd.	1,360,000	190,580	Mining - 3.18%
			Cia Vale do Rio Doce- Pref. ADR	16,524	429,076
Engineering Services - 3.79%			Eurasian Natural Resources Corp.*	8,000	166,253
KNM Group BHD	1,200,000	710,115			595,329
			Miscellaneous Manufacturing - 0.81%
Enviromental Control - 1.82%			Peace Mark Holdings Ltd.	244,000	151,757
China Ecotek Corp.	225,000	340,755

SCHEDULE OF INVESTMENTS
Dunham Emerging Markets Stock Fund (Unaudited) (Continued)
July 31, 2008

		Market			Market
Security	Shares	Value	Security	Shares	Value
Oil & Gas - 10.33%			Semiconductors - 2.18%
C.A.T. Oil AG*	21,500	$ 248,341	MJC Probe, Inc.	87,610	$ 213,979
Kazmunaigas Exploration - GDR	18,000	453,740	Samsung Electronics Co., Ltd.	350	193,640
LUKOIL SP - ADR	6,100	509,350			407,619
OAO Gazprom - ADR	4,000	192,800	Shipbuilding - 0.95%
Petroleo Brasileiro S.A. SP - ADR	7,748	433,191	Coastal Contracts Berhad	250,000	178,265
Sasol Ltd.	1,800	96,409
		1,933,831	Steel - 1.72%
Pharmaceuticals - 0.24%			Gloria Material Technology Corp.	103,000	106,219
Bukwang Pharmaceutical Co., Ltd.	2,130	46,079	Shougang Concord International
			Enterprises Co., Ltd.	655,000	215,531
Pharmaceutical Distributor - 1.03%					321,750
Cremer SA	22,000	193,606	Telecommunications - 0.67%
			America Movil SA de CV - ADR	2,500	126,225
Real Estate - 10.04%
BR Malls Participacoes SA*	24,000	222,080	Textiles - 0.96%
China Properties Group Ltd.	550,000	180,670	Cia Hering	30,300	179,828
Even Construtora e Incorporadora SA	35,000	175,112
Hirco PLC*	43,500	230,116	Transportation - 1.66%
IRSA Inversiones y Representaciones			Ezra Holdings, Ltd.	130,000	188,548
SA SP - GDR *	12,800	139,520	Ultrapetrol Bahamas, Ltd.*	11,064	123,253
Megaworld Corp.	5,750,000	187,358			311,801
Sinpas Gayrimenkul Yatirim			TOTAL COMMON STOCK
Ortakligi AS *	17,000	65,851	(Cost - $18,342,590)		17,051,336
Sistema Hal - GDR*	15,300	85,680
Tian An China Investments Ltd.	689,600	459,115	SHORT TERM INVESTMENTS - 5.86%
XXI Century Investments Public Ltd.*	8,100	135,377	Citi Dollars on Deposit, 1.85% +	1,098,560	1,098,560
		1,880,879
Retail-Apparel - 1.10%			TOTAL SHORT TERM INVESTMENTS
Stella International Holdings, Ltd.	117,000	205,609	(Cost - $1,098,560)		1,098,560

Retail-Automobile - 1.26%			WARRANTS - 0.01%
PT Astra International	96,000	235,736	Tian an China Investment Warrant	31,600	365

Retail-Major Department Store - 2.47%			TOTAL WARRANTS
Grupo FAMSA S.A. de C.V.*	60,000	183,475	(Cost - $0)		365
Mitra Adiperkasa Tbk PT	4,495,000	279,247
		462,722	Total Investments - 96.93%
Retail-Multilevel Direct Selling - 0.88%			(Cost - $19,441,150)		18,150,261
Best World International, Ltd.	462,500	165,132	Other assets less liabilities -3.07%		574,524
			NET ASSETS - 100.00%		$ 18,724,785

*Non-income producing security
+ Variable rate security. Rate shown is as of July 31, 2008
ADR - American Depositary Receipts
GDR- Global Depositary Receipts
144A- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

At July 31, 2008, net unrealized appreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an excess of value over cost					$ 2,532,196
Aggregate gross unrealized depreciation for all investments for which there was an excess of cost over value					(3,823,085)
Net unrealized depreciation					$ (1,290,889)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Dunham Funds

By (Signature and Title)

/s/Jeffrey Dunham

       Jeffrey Dunham, President

Date

9/26/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Jeffrey Dunham

        Jeffrey Dunham, President

Date

9/26/08

By (Signature and Title)

/s/Denise Iverson

       Denise Iverson, Treasurer

Date

9/26/08